Financing Receivable, net	12 Months Ended
Dec. 31, 2023
Financing Receivable, net
Financing Receivable, net

Note 4 - Financing Receivable, net

The Company’s financing receivable was $42,543,860 and $43,864,192 as of December 31, 2023 and 2022, respectively. Starting in June, 2022, the Company provided factoring financing service. The financing receivable is secured by pledged accounts receivable with stated owned entities and reputable companies, which has carrying value of $44,837,220 and is in excess of the financing provided. The term of the financing receivables is generally within 12 months with annual interest of 6.5%, and extended more 12 months with annual interest of 4.8%. The interest and principal of financing are due upon maturity. The principal and interest receivable of the financing amounted to $41,197,763 and $3,585,248 as of December 31, 2023, respectively.  For the year ended December 31, 2023 and 2022, the Company recognized net financing interest income of $2,180,970 and $1,400,227, respectively.

Financing receivable consisted of the following:

	December 31,	December 31,
	2023	2022
Financing receivable	$44,783,011	$43,864,192
Allowance for credit losses	(2,239,151)	-
Financing s receivable, net	$42,543,860	$43,864,192

The movement of allowance for credit losses are as follows:

	December 31,	December 31,
	2023	2022
Balance at beginning of year	$-	$-
Change of allowance for credit losses	2,245,159	-
Write off	-	-
Translation adjustments	(6,008)	-
Balance at end of year	$2,239,151	$-